Average Annual Total Returns{- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 - Telecommunications Portfolio	Telecommunications Portfolio Return Before Taxes Past 1 year	Telecommunications Portfolio Return Before Taxes Past 5 years	Telecommunications Portfolio Return Before Taxes Past 10 years	Telecommunications Portfolio After Taxes on Distributions Past 1 year	Telecommunications Portfolio After Taxes on Distributions Past 5 years	Telecommunications Portfolio After Taxes on Distributions Past 10 years	Telecommunications Portfolio After Taxes on Distributions and Sales Past 1 year	Telecommunications Portfolio After Taxes on Distributions and Sales Past 5 years	Telecommunications Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXYR4 Past 1 year	IXYR4 Past 5 years	IXYR4 Past 10 years
Total	20.61%	10.77%	9.34%	17.85%	8.59%	7.99%	13.19%	8.04%	7.32%	18.40%	15.22%	13.88%	12.36%	5.99%	7.33%